Summary of significant accounting policies (Details Textual)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Amortisation method, intangible assets other than goodwill	straight–line method
Useful lives or amortisation rates, intangible assets other than goodwill	5 Years